Commitments and Contingent Liabilities (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ILS (₪) ₪ / shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 ILS (₪) shares
Commitments and Contingent Liabilities (Textual)
Rental expenses	$ 31,288			$ 34,100	$ 33,447
Operating lease, expiration date	Jul. 31, 2016	Jul. 31, 2016	Jul. 31, 2016
Research and development	$ 901,030			1,088,966	1,059,285
Warrants to purchase of ordinary shares | shares	2,176,853						2,176,853
Annual license fee due during calendar year	$ 20,000
Annual license fee due in second year	20,000
Annual license fee due in third year	20,000
Annual license fee due in fourth year	50,000
Annual license fee due in fivth year	50,000
Annual Llcense fee due in sixth year	50,000
Annual license fee due in seventh year	75,000
License fees	20,000			20,000
Subsidiary received	1,009,506
Research and development agreement expense	720,997			959,746	834,261
Aggregate consideration amounts	$ 1,400,000					$ 60,000
Consolidation or merge description	The Company, upon the occurrence of certain Fundamental Transactions defined in the warrant agreement, mainly transactions involving a change in control of the Company, consolidation or merge with or into another entity; sale of all or substantially all of its assets, sale of 50% of its shares, etc.	The Company, upon the occurrence of certain Fundamental Transactions defined in the warrant agreement, mainly transactions involving a change in control of the Company, consolidation or merge with or into another entity; sale of all or substantially all of its assets, sale of 50% of its shares, etc.	The Company, upon the occurrence of certain Fundamental Transactions defined in the warrant agreement, mainly transactions involving a change in control of the Company, consolidation or merge with or into another entity; sale of all or substantially all of its assets, sale of 50% of its shares, etc.
Royalty expenses	$ 2,177			5,184	0
Other commitments, description	Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($74 thousands at December 31, 2015), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,482 thousands at December 31, 2015), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.	Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($74 thousands at December 31, 2015), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,482 thousands at December 31, 2015), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.	Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($74 thousands at December 31, 2015), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,482 thousands at December 31, 2015), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.
License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
License agreement aggregate amount	$ 376,000	₪ 1,467,683
Research and development	$ 276,000	₪ 1,077,000
Warrants to purchase of ordinary shares | shares	117,209						117,209
Exercise price | ₪ / shares		₪ 0.01
Royalties description	Royalties of between 3.4% and 3.9% on all net sales of any product, component, device or material that is used in the preparation of coated substrates meeting certain specifications ("Licensed Film") and services resulting from the license; and royalties of between 2.4% and 3.0% on all net sales of Licensed Film products and services, and a sublicense fee at a rate of 25% of all sublicense fees the Company receives with respect to the intellectual property developed under such agreement.	Royalties of between 3.4% and 3.9% on all net sales of any product, component, device or material that is used in the preparation of coated substrates meeting certain specifications ("Licensed Film") and services resulting from the license; and royalties of between 2.4% and 3.0% on all net sales of Licensed Film products and services, and a sublicense fee at a rate of 25% of all sublicense fees the Company receives with respect to the intellectual property developed under such agreement.	Royalties of between 3.4% and 3.9% on all net sales of any product, component, device or material that is used in the preparation of coated substrates meeting certain specifications ("Licensed Film") and services resulting from the license; and royalties of between 2.4% and 3.0% on all net sales of Licensed Film products and services, and a sublicense fee at a rate of 25% of all sublicense fees the Company receives with respect to the intellectual property developed under such agreement.
Company received amount	$ 0			16,330	140,765
Payments of royalties	1,621				257
Total contingent liability	$ 1,352,819
Research And Development Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Royalties description	The Company's agreement to pay royalties of 5% of any revenues generated from the intellectual property generated under the program. The period of the program was 18 months starting January 1, 2012.	The Company's agreement to pay royalties of 5% of any revenues generated from the intellectual property generated under the program. The period of the program was 18 months starting January 1, 2012.	The Company's agreement to pay royalties of 5% of any revenues generated from the intellectual property generated under the program. The period of the program was 18 months starting January 1, 2012.
Company received amount	$ 0			13,483	$ 84,259
Payments of royalties	1,147
Total contingent liability	178,559
Research and development agreement expense	160,000	₪ 625,000
Accrued royalties	$ 116			82
Convertible Bridge Financing Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Royalties description	The Company committed to pay IEC royalties equal to 2% of the total net sales of the Company's products and service revenues from the product developed and manufactured through this agreement	The Company committed to pay IEC royalties equal to 2% of the total net sales of the Company's products and service revenues from the product developed and manufactured through this agreement	The Company committed to pay IEC royalties equal to 2% of the total net sales of the Company's products and service revenues from the product developed and manufactured through this agreement
Accrued royalties	$ 4,336			$ 3,799
Convertible bridge financing agreement amount	2,050,000						₪ 8,000,000
Know How License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Payments of royalties	$ 27,000		€ 25